Operational leases (Tables)	12 Months Ended
Dec. 31, 2017
Operational leases
Future minimum lease payments

(in thousands)
2018	7,451
2019	5,369
2020	3,294
2021	1,816
2022	1,425
2023 and thereafter	1,020
Total	20,375